Loans receivable	12 Months Ended
Dec. 31, 2018
Loans Receivable
4. Loans receivable

Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. The terms of the loans vary from 2-5 years for installment loans and 1 year for lines of credit. The Company phased out its legacy short-term loan products from its business in the third quarter of 2018. Installment loans are issued with maturity dates beyond one year and are thus considered non-current. The breakdown of the Company’s gross loans receivable as at December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
Current	62,439	46,977
Non-Current	39,317	33,917
	101,756	80,894

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket according to their IFRS 9 ECL measurement stage. In this presentation, the entire customer loan balance is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9:

As at December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Not past due	88,035	-	99	88,134
1-30 days past due	3,097	-	257	3,354
31-60 days past due	-	1,838	491	2,329
61-90 days past due	-	1,240	469	1,709
91-180 days past due	-	-	6,230	6,230
Gross loans receivable	91,132	3,078	7,546	101,756
Allowance for loan losses	(6,951)	(2,118)	(6,340)	(15,409)
Loans receivable, net	84,181	960	1,206	86,347

The following table presents the aging of loans as at December 31, 2017 and 2016 in accordance with IAS 39. In contrast to IFRS 9, these receivables were aged on an individual payment basis rather than at the customer balance level:

	As at December 31,
Age analysis of loans receivable	2017	2016
Not past due	73,965	61,648
1-30 days past due	1,546	1,338
31-60 days past due	1,296	1,205
61-90 days past due	1,183	1,223
91-180 days past due	2,904	3,772
Gross loans receivable	80,894	69,186
Allowance for loan losses	(7,434)	(7,311)
Loans receivable, net	73,460	61,875

The following table provides an analysis of changes in the allowance for loan losses according to their IFRS 9 stage grouping for the year ended December 31, 2018:

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2018	6,853	1,579	4,137	12,569
Gross loans originated	5,354	-	-	5,354
Principal payments and net re-measurement of allowance	(3,688)	(176)	334	(3,530)
Transfers to:
Stage 1 – 12 month ECLs	5	(24)	(16)	(35)
Stage 2 – Lifetime ECLs	(270)	2,116	-	1,846
Stage 3 – Lifetime ECLs	(1,303)	(1,377)	17,451	14,771
Net amounts written off against allowance	-	-	(15,566)	(15,566)
Balance as at December 31, 2018	6,951	2,118	6,340	15,409

The overall changes in the allowance for loan losses are summarized below for December 31, 2018 and 2017:

Allowance for loan losses	2018	2017
Balance, beginning of period	7,434	7,311
January 1, 2018 IFRS 9 adjustment	5,135	-
Provision for loan losses	18,406	13,343
Charge offs	(15,566)	(13,220)
Balance, end of period	15,409	7,434

The provision for loan losses in the consolidated statement of comprehensive loss is recorded net of recoveries of $2,039 (2017 –$1,934).